Financial Instruments - Summary of Fair Value of Financial Instruments Not Measured at Fair Value but for Which Fair Value is Disclosed (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 52,267,337	$ 1,884,187	$ 56,253,554
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 52,429,758	$ 1,890,042	$ 56,448,769